Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity
Schedule of Limited Partners' Preferred Interests in the Operating Partnership and Other Noncontrolling Redeemable Interests in Properties

	2012	2011
7.50% Cumulative Redeemable Preferred Units, 260,000 units authorized, 255,373 issued and outstanding	$25,537	$25,537
Other noncontrolling redeemable interests in properties	152,469	242,408

Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties	$178,006	$267,945

Schedule of restricted stock awards

	For the Year Ended December 31,
	2012	2011	2010
Restricted stock awarded during the year, net of forfeitures	114,066	116,885	116,726
Weighted average fair value of shares granted during the year	$146.70	$110.12	$85.17
Amortization expense	$14,001	$14,018	$16,839

Schedule of Director Options and Employee Options activity

	Options	Weighted Average Exercise Price Per Share
Shares under option at December 31, 2009	505,682	$28.88

Granted (1)	—	—
Exercised (none were forfeited during the period)	(178,683)	23.03

Shares under option at December 31, 2010	326,999	$29.75

Granted	—	—
Exercised (none were forfeited during the period)	(324,720)	29.61

Shares under option at December 31, 2011	2,279	$50.17

Granted	—	—
Exercised (none were forfeited during the period)	(712)	50.17

Shares under option at December 31, 2012	1,567	$50.17

(1)
Since 2001, we have not granted any options to officers, directors or employees, except for a series of reload options we assumed as part of a prior business combination.